Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2021 USD ($) Investment	Dec. 31, 2020 USD ($) Investment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 GBP (£) Investment	Dec. 31, 2021 CAD ($) Investment	Dec. 31, 2021 AUD ($) Investment	Dec. 31, 2021 CHF (SFr) Investment	Dec. 31, 2021 SGD ($) Investment	Sep. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£) Investment	Dec. 31, 2020 CAD ($) Investment	Dec. 31, 2020 AUD ($) Investment	Dec. 31, 2020 CHF (SFr) Investment	Dec. 31, 2020 SGD ($) Investment	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Other investments (equity method)			$ 151.3	$ 109.4
Total as percent of investable assets			59.70%	58.60%
Investment in the period			$ 3.2	$ 0.5
Commitment to invest in private assets			205.1	92.8	$ 287.3
Investable assets held by the Company			7,800.0	7,500.0
Investable assets held by insurance regulators			$ 565.8	541.4
Minimum capital required | £							£ 0.4						£ 0.4
Percentage of reinsurance liabilities			100.00%				100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 1,470.5	1,455.3
Assets held-in-trust			1,581.9	1,478.0
Regulatory deposits			6.9	6.7
Deposit with states			$ 6.4	$ 6.1
Number of investments | Investment			1	1			1	1	1	1	1		1	1	1	1	1
MVI
Restricted Cash And Collateral [Line Items]
Investment in the period	$ 0.8	$ 0.8	$ 0.4	$ 0.0	$ 0.2	$ 0.1
Multi-Line Insurer
Restricted Cash And Collateral [Line Items]
Other investments (equity method)																		$ 5.0
Investment in the period			2.5	0.5
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund			20.0
Assets held-in-trust			519.7	572.3
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			$ 216.0	208.0
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust								$ 196.8						$ 156.8
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust									$ 226.6						$ 256.6
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust | SFr										SFr 8.0						SFr 8.0
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust											$ 178.0						$ 148.9
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities			100.00%				100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 450.4	382.8
Limited Partner | Real estate fund
Restricted Cash And Collateral [Line Items]
Restricted assets												$ 20.0							$ 100.0
Other investments (equity method)			$ 151.3	$ 109.4